Lease Commitments	6 Months Ended
Jun. 27, 2021
Commitments and Contingencies Disclosure [Abstract]
Lease Commitments
11.	LEASE COMMITMENTS
The Company is obligated under various operating leases for manufacturing facilities, equipment and automobiles. Leases have a remaining term of one to ten years some of which have an option to renew. The aggregate future minimum fixed lease obligations under operating leases for the Company as of June 27, 2021, are as follows:

2021 (excluding the twenty-six weeks ended June 27, 2021)	$3,636
2022	5,743
2023	4,445
2024	3,200
2025	2,560
Thereafter	10,615

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For the thirteen weeks ended June 27, 2021 and June 28, 2020, total rent expense under operating leases approximated $1,979 and $1,062, respectively. For the twenty-six
weeks ended June 27, 2021 and June 28, 2020, total rent expense under operating leases approximated $3,672 and $2,369, respectively. Taxes, insurance and maintenance expenses relating to all leases are obligations of the Company.